GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Schedule Of Changes In Goodwill

As of December 31,
2020
US$

Balance as of January 1, 2020	5,529,178
Addition: acquisition of Nbpay	2,577,836
Balance as of December 31, 2020	8,107,014